Financial investments and financial receivables (Tables)	12 Months Ended
Dec. 31, 2021
Financial investments and financial receivables [abstract]
Disclosure Of Noncurrent Financial Assets Explanatory [Table Text Block]	Non-current financial investments At 31 December (in USD million) 2021 2020 Bonds 1,822 1,866 Listed equity securities 778 1,648 Non-listed equity securities 746 569 Financial investments 3,346 4,083
Disclsoure Of Prepayments And Financial Receivables Explanatory [Table Text Block]
Non-current prepayments and financial receivables
At 31 December
(in USD million) 2021 2020
Interest bearing financial receivables

707 465
Other interest bearing receivables 276 246
Prepayments and other non-interest bearing receivables 104 150
Prepayments and financial receivables 1,087 861

Disclosure of other current assets [text block]
Current financial investments
At 31 December
(in USD million) 2021 2020
Time deposits 7,060 4,841
Interest bearing securities 14,186 7,010
Listed equity securities 0 13
Financial investments 21,246 11,865